Accounting Policies, Estimates and Judgments	12 Months Ended
Dec. 31, 2018
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Accounting Policies, Estimates and Judgments

NOTE 32	ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS

Accounting Policies, Estimates and Judgments

The following table discusses the significant accounting policies, estimates, judgments and assumptions, in addition to those disclosed elsewhere in these consolidated financial statements, that the Company has adopted and made and how they affect the amounts reported in the consolidated financial statements. Certain of the Company’s policies involve accounting estimates and judgments because they require the Company to make subjective or complex judgments about matters that are inherently uncertain and because of the likelihood that materially different amounts could be reported under different conditions or using different assumptions.

Topic	Accounting Policies			Accounting Estimates and Judgments
Principles of Consolidation

These consolidated financial statements include the accounts of the Company and entities controlled by it (its subsidiaries). Control is achieved by having each of:

•  power over the investee to direct the relevant activities of the investee;

•  exposure, or rights, to variable returns from involvement with the investee; and

•  the ability for the Company to use its power over the investee to affect the amount of the Company’s returns.

Judgment involves:

•  assessing control, including if the Company has the power to direct the relevant activities of the investee; and

•  determining the relevant activities and which party controls them.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Consideration is given to:

•  voting rights;

•  the relative size and dispersion of the voting rights held by other shareholders;

•  the extent of participation by those shareholders in appointing key management personnel or board members;

•  the right to direct the investee to enter into transactions for the Company’s benefit; and

•  the exposure, or rights, to variability of returns from the Company’s involvement with the investee.

	Principal (wholly owned) Operating Subsidiaries:	Location	Principal Activity

	• Potash Corporation of Saskatchewan, Inc.	Canada	Mining and/or processing of crop nutrient products and corporate functions
	• Agrium, Inc.	Canada	Manufacturer and distributor of crop nutrients and corporate functions
	• Agrium Canada Partnership	Canada	Manufacturer and distributor of crop nutrients
	• Agrium Potash Ltd.	Canada	Manufacturer and distributor of crop nutrients

	• Agrium U.S. Inc.	United States	Manufacturer and distributor of crop nutrients

	• Nutrien Ag Solutions Argentina S.A. (Argentina)	Argentina	Crop input retailer

	• Cominco Fertilizer Partnership	United States	Manufacturer and distributor of crop nutrients

	• Nutrien Ag Solutions, Inc.	United States	Crop input retailer

	• Nutrien Ag Solutions (Canada) Inc.	Canada	Crop input retailer

	• Landmark Operations Ltd.	Australia	Crop input retailer

	• Loveland Products Inc.	United States	Crop input developer and retailer

	• PCS Sales (Canada) Inc.	Canada	Marketing and sales of the Company’s products

	• PCS Sales (USA), Inc.	United States	Marketing and sales of the Company’s products

	• PCS Phosphate Company, Inc. – PCS Purified Phosphates	United States	Mining and/or processing of phosphate products in the states of North Carolina, Illinois, Missouri and Nebraska
Topic	Accounting Policies			Accounting Estimates and Judgments
	• PCS Nitrogen Fertilizer, L.P.	United States	Production of nitrogen products in the states of Georgia and Louisiana, and of phosphate products in the state of Louisiana

	• PCS Nitrogen Ohio, L.P.	United States	Production of nitrogen products in the state of Ohio

	• PCS Nitrogen Trinidad Limited	Trinidad	Production of nitrogen products in Trinidad

	• White Springs Agricultural Chemicals, Inc. (“White Springs”)	United States	Mining and processing of phosphate products in the state of Florida

Intercompany balances and transactions are eliminated on consolidation.
Long-Lived Asset Impairment

At the end of each reporting period, the Company reviews conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both its long-lived assets to be held and used and its identifiable intangible assets with finite lives. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (in the fourth quarter).

To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

Where impairment indicators exist for the asset or CGU:

•  the recoverable amount is estimated (the higher of FVLCD and value in use);

•  to assess value in use, the estimated future cash flows are discounted to their present value (using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which the estimates of future cash flows have not been adjusted);

•  the impairment loss is the amount by which the carrying amount exceeds its recoverable amount; and

•  the impairment loss is allocated first to reduce the carrying amount of any related goodwill and then pro rata to each asset in the unit (on the basis of the carrying amount).

Non-financial assets, other than goodwill, that previously suffered an impairment loss are reviewed at each reporting date for possible reversal of the impairment.

Judgment involves:

•  identifying the appropriate asset or CGU;

•  determining the appropriate discount rate for assessing value in use; and

•  making assumptions about future sales, margins and market conditions over the long-term life of the assets or CGUs.

The Company cannot predict if an event that triggers impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting the Company’s consolidated financial statements.

Impairments were recognized during 2018 and 2017 as shown in Note 16.

Topic	Accounting Policies			Accounting Estimates and Judgments
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

Fair value estimates:

•  are at a point-in-time and may change in subsequent reporting periods due to market conditions or other factors;

•  can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and

•  may require assumptions about costs/prices over time, discount and inflation rates, defaults and other relevant variables.

Determination of the level hierarchy is based on the Company’s assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

	Level 1	Level 2	Level 3

	Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).	Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring costs. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when:

•  a detailed formal plan for restructuring has been demonstrably committed to;

•  withdrawal is without realistic possibility; and

•  a reliable estimate can be made.

Restructuring activities are complex, can take several months to complete and usually involve reassessing estimates throughout the process.

Foreign Currency Transactions

Items included in the consolidated financial statements of the Company and each of its subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions, and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of earnings within other expenses, as applicable, in the period in which they arise.

Translation differences from non-monetary assets and liabilities carried at fair value are recognized as part of changes in fair value. Translation differences on non-monetary financial assets such as investments in equity securities classified as FVTOCI are included in OCI. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date that the transaction occurred is available and it is apparent that such rate is a more suitable measurement.

The consolidated financial statements are presented in US dollars, which was determined to be the functional currency of the Company and the majority of its subsidiaries.

Standards, Amendments and Interpretations Effective and Applied

The International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”) have issued certain standards and amendments or interpretations to existing standards that were effective and applied by the Company. The standards disclosed below had a material impact or disclosure impact to the Company’s consolidated financial statements.

Standard	Description	Impact
IFRS 15, Revenue from Contracts With Customers	Issued to provide guidance on the recognition of revenue from contracts with customers, including multiple-element arrangements and transactions not previously addressed comprehensively, and enhance disclosures about revenue.

Adopted using the modified retrospective method effective January 1, 2018, with required disclosures included in Note 4. No cumulative adjustment is required to the opening balance of retained earnings.

The Company elected to use the practical expedient related to the adjustment of the promised consideration for the effects of a significant financing component as the expected period between when control over a promised good or service is transferred and when the customer pays for that good or service is less than 12 months.

The Company sells certain retail products to end-customers with a right of return. Therefore, a refund liability and a right to the returned goods (included in inventory) are now recognized separately for the products expected to be returned.

IFRS 9, Financial Instruments	Issued to replace International Accounting Standards (“IAS”) 39, providing guidance on the classification, measurement and disclosure of financial instruments and introducing a new hedge accounting model.

On adoption of IFRS 9, in accordance with transitional provisions, the Company has not restated prior periods but has reclassified the financial assets held at January 1, 2018, retrospectively, based on the new classification requirements and the characteristics of each financial instrument at the transition date. For financial liabilities, IFRS 9 retains most of the IAS 39 requirements. The Company did not designate any financial liabilities at fair value through profit or loss; therefore, the adoption of IFRS 9 did not impact the Company’s accounting policies for financial liabilities. Refer to Note 13 for details.

In addition, there was no change in the classification of the derivative instruments. The Company adopted the new general hedge accounting model under IFRS 9. This requires the Company to ensure that the hedge accounting relationships are aligned with its risk management objective and strategy and to apply a more qualitative and forward-looking approach to assess hedge effectiveness. The Company also reclassified realized cash flow hedges as a basis adjustment to finished goods inventory, recorded directly through accumulated other comprehensive income (net of income taxes).

Financial Instrument	Category under IAS 39	Category under IFRS 9
Financial assets
Cash and cash equivalents	FVTPL	FVTPL
Receivables	Loans and receivables	Amortized cost
Derivatives	FVTPL	FVTPL
Derivatives designated as hedges	FV – hedging instrument	FV – hedging instrument
Prepaid expenses and other current assets – marketable securities	FVTPL	FVTPL
Investments – equity securities	Available-for-sale	FVTOCI
Investments – equity securities	FVTPL	FVTPL
Financial liabilities
Short-term and long-term debt	Amortized cost	Amortized cost
Payables and accrued charges, excluding derivatives	Amortized cost	Amortized cost

IFRS 9 replaces the incurred loss model in IAS 39 with an expected credit loss model. This applies to financial assets measured at amortized cost. Under IFRS 9, credit losses are recognized earlier than under IAS 39. This change did not have a material impact to the Company’s receivables.

Standards, Amendments and Interpretations Not Yet Effective and Not Applied

The IASB and IFRIC have issued the following standards, amendments or interpretations to existing standards that were not yet effective and not applied as at December 31, 2018.

Standard	Description	Expected Impact	Effective Date [1]
IFRS 16, Leases

Issued to supersede IAS 17 and related
standards, this standard requires the
Company to apply a new model for
lessee accounting under which all
leases will be recorded as a
right-of-use (“ROU”) asset on the
balance sheet and a corresponding
lease liability. Lease costs will be
recognized in the income statement
over the lease term as depreciation of
the ROU asset and finance charges on
the lease liability.

ROU assets represent the right to use
an asset for the lease term, and lease
liabilities represent the obligation to
make lease payments arising from a
lease. ROU assets and liabilities are
recognized at commencement of a
lease based on the present value of
lease payments over the lease term.
The standard requires capitalizing the
lease payments and expected residual
value guarantees over the initial
non-cancellable period plus periods
covered by renewal, purchase and
termination options where such are
reasonably certain of exercise. The
standard requires capitalization using
the interest rate implicit in the lease at
commencement, or if the implicit rate
is not available, an incremental
borrowing rate, adjusted for term,
security, asset value, and the
borrower’s economic environment.

The Company has substantially completed its
implementation, including review of contracts,
aggregation of data to support the evaluation of the
accounting impacts of applying the new standard and
assessment of the need for changes to systems and
processes, including internal controls. Adoption will have a material effect on the consolidated financial statements,
resulting in increases in assets and liabilities in a
subcategory of property, plant and equipment, ROU, and a
new subcategory of long-term debt “Lease Liabilities”.

Compared with the existing accounting for operating leases,
the classification and timing of expenses will change, causing
a) reclassification of current operating lease payments out of cost of goods sold and expenses to depreciation and finance
costs; and b) reclassification from cash flow from operating activities to cash flow from financing activities. Many
commonly used financial ratios and performance metrics as
currently defined will also change. The Company does not
expect a material impact to consolidated net earnings.

The Company’s assessment will not result in recognition of
any material non-lease components, additional lease
components, residual value guarantees or purchase or
termination options. The Company’s assessment included: a)
assessment of non-lease contracts for terms that resulted in control by the Company of an identified asset with a right to obtain substantially all the identified asset’s economic
benefits; and b) assessment of all relevant facts and
circumstances in determining the lease term, including
whether the Company was reasonably certain to exercise
renewal or purchase options based on market and other
business conditions, and costs and impacts of renewing.

The adoption will result in an increase to property, plant
and equipment and long-term debt of approximately
$1 billion at January 1, 2019. Impact on future earnings is
not expected to be significant.

January 1, 2019,
applied using the
modified retrospective
method (which in the
Company’s case
results in prospective
application)
measuring the ROU
asset equal to the
lease liability, and
using the Company’s
incremental
borrowing rate to
determine the present
value of future lease
payments. The
Company has chosen
to apply practical
expedients, including
recognition
exemptions for
short-term and low-
value leases, and to
grandfather the lease
definition on
transition.

1	Effective date for annual periods beginning on or after the stated date.

The following amended standards and interpretations are not expected to have a material impact on the Company’s consolidated financial statements:	The following amended standards and interpretations are being reviewed by the Company to determine the potential impact on the Company’s consolidated financial statements:

• IFRIC 23, Uncertainty Over Income Tax Treatments	• Conceptual Framework for Financial Reporting
• Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures	• IFRS 17, Insurance Contracts • Amendments to IAS 1 and IAS 8, Definition of Material
• Amendments to IAS 19, Employee Benefits
• Amendments to IFRS 3, Business Combinations
• Amendments to IAS 12, Income Taxes
• Amendments to IAS 23, Borrowing Costs